[Annotated Form N-Q]

UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08238
MORGAN STANLEY INDIA INVESTMENT FUND, INC.
(Exact name of registrant as specified in charter)
1221 AVENUE OF THE AMERICAS 22ND FLOOR NEW YORK, NY		10020
(Address of principal executive offices)		(Zip code)
RONALD E. ROBISON 1221 AVENUE OF THE AMERICAS 33RD FLOOR NEW YORK, NY, 10020
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-221-6726

Date of fiscal year end:	12/31

Date of reporting period:	9/30/05

Item 1.  Schedule of Investments.

The Fund’s schedule of investment as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

Morgan Stanley India Investment Fund, Inc.

Third Quarter Report

September 30, 2005 (unaudited)

Portfolio of Investments

		Shares	Value (000)
COMMON STOCKS (96.3%)
(Unless Otherwise Noted)
Airlines (1.0%)
Jet Airways India Ltd		250,000	$6,351
Auto Components (3.6%)
Apollo Tyres Ltd.		592,307	3,943
Motor Industries Co., Ltd.		138,440	7,661
Patheja Forgings & Auto Ltd.	(a)(b)	450,000	—	@
Rico Auto Industries Ltd.	(b)	5,600,000	10,726
			22,330
Automobiles (5.0%)
Hero Honda Motors Ltd.		1,142,332	19,284
Mahindra & Mahindra Ltd.		1,327,000	11,419
			30,703
Chemicals (0.9%)
Gujarat Fluorochemicals Ltd		51,000	2,205
ICI (India) Ltd.		25,000	190
SRF, Ltd.		414,000	2,994
			5,389
Commercial Banks (11.2%)
HDFC Bank Ltd.		1,075,279	16,820
HDFC Bank Ltd. ADR		135,300	6,927
Punjab National Bank Ltd.	(b)	1,373,658	14,808
State Bank of India Ltd.	(b)	761,016	18,358
UTI Bank Ltd.		1,517,000	9,163
UTI Bank Ltd. GDR	(a)	450,000	2,677
			68,753
Communications Software (0.8%)
Geodesic Information Systems	(b)	960,000	5,197
Construction & Engineering (6.2%)
Gammon India Ltd.		1,523,395	14,081
Hindustan Construction Co., Ltd.	(b)	1,088,880	24,077
			38,158
Construction Materials (4.9%)
Associated Cement Co., Ltd.		1,279,000	14,178
Gujarat Ambuja Cements Ltd. GDR		2,062,500	3,403
Gujarat Ambuja Cements, Ltd		7,020,000	12,258
			29,839
Diversified Financial Services (1.3%)
Infrastructure Development Finance	(a)	5,117,640	8,255
Diversified Telecommunication Services (1.4%)
Mahanagar Telephone Nigam Ltd.		3,037,500	8,811
Electric Utilities (1.5%)
National Thermal Power Corp., Ltd.		3,727,000	8,988
Electrical Equipment (17.5%)
ABB Ltd.		651,491	25,342
Bharat Heavy Electricals Ltd.		1,870,848	52,101
Emco Ltd. GDR		350,000	3,210
Siemens India Ltd.		457,604	27,317
			107,970
Energy Equipment & Services (0.9%)
Aban Loyd Chiles Offshore		403,000	5,403
Food Products (1.1%)
Tata Tea Ltd.		365,500	6,994
Gas Utilities (0.8%)
Indraprastha Gas Ltd.		1,741,020	5,123
Hotels, Restaurants & Leisure (1.9%)
Hotel Leela Venture Ltd.		1,919,793	11,334
Household Products (4.1%)
Hindustan Lever Ltd.		6,084,445	25,076
Internet Software & Services (0.0%)
IndiaInfo.com PCL	(a)(b)	532,875	—	@
IT Services (7.4%)
HCL Technologies Ltd.		695,000	7,219
Infosys Technologies Ltd.		435,900	24,961
Wipro Ltd.		1,217,182	10,296

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Wipro Ltd. ADR		286,860	2,972
			45,448
Media (0.7%)
New Delhi Television		833,250	3,984
Metals & Mining (2.9%)
Hindalco Industries Ltd.		2,630,380	8,800
Tata Iron & Steel Co., Ltd.		905,100	8,720
			17,520
Oil & Gas (2.6%)
Indian Oil Corp., Ltd.		680,500	6,994
Oil & Natural Gas Corp., Ltd.		126,254	3,047
Reliance Industries Ltd.		342,000	6,174
			16,215
Paper & Forest Products (0.9%)
Ballarpur Industries Ltd.		2,027,000	5,573
Personal Products (0.9%)
Marico Ltd.		853,070	5,647
Pharmaceuticals (5.3%)
Aventis Pharma Ltd.		322,000	10,618
Cipla Ltd.		1,483,910	12,830
Glenmark Pharmaceuticals Ltd.		1,279,872	9,260
			32,708
Road & Rail (2.9%)
Container Corp. of India Ltd.		596,251	18,041
Tabacco (4.4%)
ITC Ltd.		8,700,000	27,067
Textiles, Apparel & Luxury Goods (0.7%)
Welspun India Ltd.	(a)	1,495,000	4,267
Thrifts & Mortgage Finance (3.5%)
Housing Development Finance Corp., Ltd.		912,855	21,591
TOTAL COMMON STOCKS (Cost $315,798)			592,735

		Face
		Amount
		(000)
SHORT-TERM INVESTMENT (1.8%)
Repurchase Agreement (1.8%)
J.P. Morgan Securities, Inc., 3.70%, dated 9/30/05, due 10/3/05 repurchase price $11,259 (Cost $11,256)	(c)	$11,256	11,256
TOTAL INVESTMENTS+ (98.1%) (Cost $327,054)			603,991
OTHER ASSETS IN EXCESS OF LIABILITIES (1.9%)			11,241
NET ASSETS (100%)			$615,232

(a)                                  Non-income producing security.

(b)                                 Security was valued at fair valued - At September 30, 2005, the Fund held $73,166,000 of fair valued securities, representing 11.9% of net assets.

(c)                                  Represents the Fund’s undivided interest in a joint repurchase agreement which has a total value of $633,510,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corporation: 0.00% to 4.20%, due 12/1/05 to 5/27/11; Federal National Mortgage Association: 0.00% to 5.50%, due 10/7/05 to 1/12/15; Federal Farm Credit Bank: 0.00% to 5.50%, due 10/7/05 to 8/17/20; Federal Home Loan Bank: 0.00% to 5.375%, due 3/28/06 to 8/15/19; and Tennessee Valley Authority: 4.375% to 7.125%, due 11/13/08 to 1/15/38, which had a total value of $646,181,745. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Fund from the SEC.

+                                         At September 30, 2005, the U.S. Federal income tax cost basis of investments was approximately $327,054,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $276,937,000 of which $283,778,000 related to appreciated securities and $6,841,000 related to depreciated securities.

ADR                     American Depositary Receipt

GDR                       Global Depositary Receipt

INR                           Indian Rupee

2

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Morgan Stanley India Investment Fund, Inc.
By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	November 21, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	November 21, 2005

By:	/s/ James Garrett
Name:	James Garrett
Title:	Principal Financial Officer
Date:	November 21, 2005